INVENTORY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Inventory Disclosure [Abstract]
Effect Of LIFO Inventory Liquidation On Income			$ (10)
Components of Inventory (Details)
Finished Goods	1,079		1,050
Goods In Process	1,619		1,537
Raw Materials and Supplies	418		395
Inventory at FIFO Cost	3,116		2,982
Excess of FIFO over LIFO Cost	(169)		(143)
Total	2,947		2,839
Inventory Obsolescence [Roll Forward]
Beginning Balance	361		338		332
Additions — charged to expense	336		266		240
Deductions and other	(289)	[1]	(243)	[1]	(234)	[1]
Ending Balance	$ 408		$ 361		$ 338

[1]	Deductions and other includes disposals and foreign currency translation adjustments.